Restructuring Charges - Schedule of Restructuring Charges (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2015
Restructuring and Related Activities [Abstract]
Employee severance and related costs	$ 675	$ 3,543
Facility lease termination costs	1,127	1,127
Asset impairments	(21)	192
Total restructuring and asset impairment charges	$ 1,781	$ 4,862